Investment Objectives and Goals - Polen 5Perspectives Large Growth ETF	Sep. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen 5Perspectives Large Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation.